Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		3 Months Ended	5 Months Ended
	Sep. 21, 2020	Mar. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents		$ 0	$ 0
Net proceeds of the sale of units in the initial public offering and the private placement placed in the trust account		250,008,147	250,004,454
Concentrations of credit risk federal depository insurance coverage limit		250,000	250,000
Unrecognized tax benefits		0	0
Accrued for payment of interest and penalties		$ 0	$ 0
ASU 2020-06
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true
Public Warrants
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities		13,000,000	13,000,000
Class A Ordinary Shares Subject to Possible Redemption
Summary Of Significant Accounting Policies [Line Items]
Temporary equity shares subject to possible redemption		22,482,294	21,558,398
Private Placement
Summary Of Significant Accounting Policies [Line Items]
Warrants issued	4,666,667		4,666,667
Private Placement | Derivative Liabilities
Summary Of Significant Accounting Policies [Line Items]
Warrants issued		4,666,667
Initial Public Offering
Summary Of Significant Accounting Policies [Line Items]
Concentrations of credit risk federal depository insurance coverage limit	25,000,000
Warrants issued			8,333,333
Public Warrants | U.S. Treasury Securities
Summary Of Significant Accounting Policies [Line Items]
Concentrations of credit risk federal depository insurance coverage limit		8,333,333
Maximum
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents original maturity term		3 months	3 months
Maximum | U.S. Treasury Securities
Summary Of Significant Accounting Policies [Line Items]
Investments held in Trust Account, original maturity		185 days